Investment in Associates and Joint Venture - Associate Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Total current assets	$ 438,888	$ 417,071
Total current liabilities	(669,405)	(294,857)
Non-current
Total non-current assets	4,735,919	4,217,820
Total non-current liabilities	(2,522,280)	(2,576,900)
Financial information from the statements of profit or loss
Revenues	618,344	525,229	$ 466,059
Profit for the year	126,398	84,209	28,051
Total comprehensive income for the year	126,089	91,244	45,020
Group's share in profit	1,800	1,159	1,422
Dividend declared	(178,028)	(121,071)	(99,207)
Associates
Current
Total current assets	20,836	17,691
Total current liabilities	(16,333)	(12,996)
Non-current
Total non-current assets	114,459	122,531
Total non-current liabilities	(90,879)	(99,086)
Net assets	28,083	28,140
Group's share	6,939	6,963
Effect from translation	(47)	16
Goodwill	13,821	13,821
Investment in associates and joint venture	20,713	20,800	6,265
Financial information from the statements of profit or loss
Revenues	23,513	19,627	16,636
Profit for the year	7,040	4,637	5,686
Total comprehensive income for the year	7,040	4,637	5,686
Group's share in profit	1,800	1,159	1,422
Dividend declared	(8,091)	(2,759)	(4,950)
Group's share in dividend	$ 2,023	$ 690	$ 1,239